Quarterly Holdings Report
for
Fidelity® SAI U.S. Treasury Bond Index Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
UYB-NPRT1-0725
1.9868587.109
U.S. Treasury Obligations - 99.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.41 to 3.46	15,484,000	9,406,530
US Treasury Bonds 1.125% 8/15/2040	2.16 to 3.74	22,637,000	13,605,191
US Treasury Bonds 1.25% 5/15/2050	3.79	72,000	33,635
US Treasury Bonds 1.375% 11/15/2040	2.06 to 2.31	43,434,300	27,087,055
US Treasury Bonds 1.375% 8/15/2050	4.03	4,170,000	2,000,297
US Treasury Bonds 1.625% 11/15/2050	4.41 to 4.70	89,137,500	45,766,535
US Treasury Bonds 1.75% 8/15/2041	2.05 to 3.46	89,327,000	58,024,167
US Treasury Bonds 1.875% 11/15/2051	2.50 to 4.41	83,063,000	45,003,274
US Treasury Bonds 1.875% 2/15/2041	2.27	14,329,000	9,650,805
US Treasury Bonds 1.875% 2/15/2051	2.30 to 4.40	110,431,000	60,422,149
US Treasury Bonds 2% 11/15/2041	2.14 to 3.45	83,700,000	56,409,222
US Treasury Bonds 2% 2/15/2050	3.51 to 3.79	30,778,000	17,625,214
US Treasury Bonds 2% 8/15/2051	3.23 to 4.83	76,045,000	42,727,784
US Treasury Bonds 2.25% 2/15/2052	3.02 to 3.93	56,800,000	33,822,625
US Treasury Bonds 2.25% 5/15/2041	2.18 to 3.39	67,333,000	47,927,419
US Treasury Bonds 2.25% 8/15/2046	3.41	1,600,000	1,023,813
US Treasury Bonds 2.25% 8/15/2049	3.53	80,000	48,944
US Treasury Bonds 2.375% 2/15/2042	3.23 to 4.53	47,500,000	33,794,018
US Treasury Bonds 2.375% 5/15/2051	3.98 to 4.54	100,837,000	62,388,955
US Treasury Bonds 2.5% 2/15/2045	4.15	2,401,000	1,652,001
US Treasury Bonds 2.5% 2/15/2046	3.09 to 4.13	15,623,000	10,586,413
US Treasury Bonds 2.5% 5/15/2046	2.98 to 4.81	24,683,000	16,670,667
US Treasury Bonds 2.75% 11/15/2042	4.05	13,826,000	10,313,332
US Treasury Bonds 2.75% 11/15/2047	3.09	318,000	220,935
US Treasury Bonds 2.75% 8/15/2042	3.26 to 4.84	59,738,000	44,777,831
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.25	5,231,000	3,644,740
US Treasury Bonds 2.875% 11/15/2046	3.05 to 4.61	5,289,000	3,811,386
US Treasury Bonds 2.875% 5/15/2043	3.02 to 4.08	50,784,000	38,353,823
US Treasury Bonds 2.875% 5/15/2049	4.62	11,000	7,714
US Treasury Bonds 2.875% 5/15/2052	3.20 to 4.87	12,400,000	8,518,703
US Treasury Bonds 2.875% 8/15/2045	1.43 to 3.96	45,054,000	32,936,938
US Treasury Bonds 3% 11/15/2044	4.13 to 4.76	63,400,000	47,758,031
US Treasury Bonds 3% 11/15/2045	3.71 to 3.99	57,800,000	43,058,742
US Treasury Bonds 3% 2/15/2047	1.70 to 3.41	53,589,000	39,385,822
US Treasury Bonds 3% 2/15/2048	3.07 to 4.97	7,159,000	5,199,503
US Treasury Bonds 3% 2/15/2049	4.59	13,911,000	10,018,094
US Treasury Bonds 3% 5/15/2042	3.25 to 4.92	14,138,000	11,062,433
US Treasury Bonds 3% 5/15/2045	2.40 to 3.83	39,700,000	29,747,086
US Treasury Bonds 3% 5/15/2047	3.38 to 3.41	69,492,000	50,921,892
US Treasury Bonds 3% 8/15/2048	3.80 to 4.55	13,608,000	9,834,969
US Treasury Bonds 3% 8/15/2052	3.02 to 4.67	100,400,000	70,793,766
US Treasury Bonds 3.125% 11/15/2041	3.41 to 4.15	50,864,000	40,868,032
US Treasury Bonds 3.125% 2/15/2042	3.99 to 4.49	12,800,000	10,243,000
US Treasury Bonds 3.125% 2/15/2043	4.54	27,201,000	21,438,851
US Treasury Bonds 3.125% 5/15/2048	4.05	4,500	3,337
US Treasury Bonds 3.375% 11/15/2048	3.13	1,791,300	1,385,249
US Treasury Bonds 3.375% 5/15/2044	3.50 to 4.46	61,800,000	49,785,211
US Treasury Bonds 3.375% 8/15/2042	4.93	10,700,000	8,807,855
US Treasury Bonds 3.5% 2/15/2039	2.66	315,000	278,984
US Treasury Bonds 3.625% 2/15/2044	3.85 to 4.56	10,956,000	9,193,197
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.71	59,000,000	47,119,336
US Treasury Bonds 3.625% 5/15/2053	4.25 to 4.54	13,900,000	11,089,051
US Treasury Bonds 3.625% 8/15/2043	3.59 to 4.55	42,601,000	35,942,930
US Treasury Bonds 3.875% 5/15/2043	4.78	8,400,000	7,355,734
US Treasury Bonds 4% 11/15/2052	4.40	41,900,000	35,858,871
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.07	91,100,000	79,652,004
US Treasury Bonds 4.25% 11/15/2040	3.71	80,000	75,231
US Treasury Bonds 4.25% 2/15/2054	4.44 to 4.51	43,600,000	38,941,953
US Treasury Bonds 4.25% 5/15/2039	3.45 to 3.99	1,598,000	1,528,400
US Treasury Bonds 4.375% 11/15/2039	4.37	340,000	327,330
US Treasury Bonds 4.375% 2/15/2038	2.80 to 3.16	6,284,000	6,175,257
US Treasury Bonds 4.375% 5/15/2041	3.28 to 3.79	7,517,000	7,151,427
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	31,000,000	28,936,563
US Treasury Bonds 4.5% 2/15/2036 (c)	2.61 to 3.34	24,732,200	25,034,590
US Treasury Bonds 4.5% 2/15/2044	4.68	10,900,000	10,337,117
US Treasury Bonds 4.5% 5/15/2038	4.16	24,300,000	24,202,230
US Treasury Bonds 4.5% 8/15/2039	4.39	14,731,000	14,415,089
US Treasury Bonds 4.625% 2/15/2040	2.99	5,000	4,944
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.92	50,900,000	48,552,528
US Treasury Bonds 4.625% 5/15/2054	4.54 to 4.63	22,100,000	21,021,762
US Treasury Bonds 4.75% 11/15/2053	4.00 to 4.48	37,400,000	36,292,609
US Treasury Bonds 4.75% 2/15/2037	2.32 to 2.78	13,000	13,344
US Treasury Bonds 4.75% 2/15/2041	4.03	11,100,000	11,037,129
US Treasury Bonds 5% 5/15/2037	2.90	1,967,000	2,060,433
US Treasury Bonds 5% 5/15/2045	4.92	6,300,000	6,363,984
US Treasury Bonds 5.25% 11/15/2028	2.65 to 2.98	31,601,000	32,953,918
US Treasury Bonds 5.25% 2/15/2029	2.75 to 3.84	10,374,000	10,890,269
US Treasury Bonds 6% 2/15/2026	2.05	3,771,000	3,816,664
US Treasury Bonds 6.125% 11/15/2027	2.86 to 2.94	139,604,000	146,971,383
US Treasury Bonds 6.25% 5/15/2030	3.95 to 4.21	116,378,000	128,170,364
US Treasury Bonds 6.375% 8/15/2027	3.09 to 3.25	21,500,000	22,627,070
US Treasury Bonds 6.5% 11/15/2026	3.02	39,000	40,546
US Treasury Bonds 6.625% 2/15/2027	2.93 to 3.60	9,550,000	9,999,895
US Treasury Bonds 6.875% 8/15/2025	3.33	91,000	91,523
US Treasury Bonds Series 2026, 6.75% 8/15/2026	3.94	2,423,000	2,502,410
US Treasury Notes 0.375% 7/31/2027	0.91 to 3.51	82,414,000	76,442,204
US Treasury Notes 0.375% 9/30/2027	3.68	61,826,000	57,051,391
US Treasury Notes 0.5% 10/31/2027	3.78 to 4.23	119,200,000	109,985,281
US Treasury Notes 0.5% 4/30/2027	1.95 to 4.09	119,444,000	111,992,748
US Treasury Notes 0.5% 5/31/2027	0.55 to 3.64	38,920,000	36,388,680
US Treasury Notes 0.5% 6/30/2027	0.49 to 4.03	25,881,000	24,141,109
US Treasury Notes 0.5% 8/31/2027	1.13 to 2.86	76,109,000	70,608,936
US Treasury Notes 0.625% 11/30/2027	4.18	28,200,700	26,040,482
US Treasury Notes 0.625% 12/31/2027	3.30	15,039,900	13,847,870
US Treasury Notes 0.625% 3/31/2027	0.51	17,704,000	16,682,562
US Treasury Notes 0.625% 5/15/2030	0.80 to 3.52	154,627,000	131,529,592
US Treasury Notes 0.625% 8/15/2030	3.18 to 4.31	129,794,900	109,382,625
US Treasury Notes 0.75% 1/31/2028	0.99 to 1.28	122,528,000	112,917,210
US Treasury Notes 0.75% 8/31/2026	0.81 to 3.03	57,499,000	55,196,794
US Treasury Notes 0.875% 11/15/2030	3.02 to 3.72	64,580,900	54,704,563
US Treasury Notes 0.875% 6/30/2026	0.87	32,001,000	30,910,966
US Treasury Notes 0.875% 9/30/2026	4.47	62,577,000	60,032,365
US Treasury Notes 1% 7/31/2028	3.07 to 3.92	117,409,000	107,438,407
US Treasury Notes 1.125% 10/31/2026	3.04	107,215,000	102,964,093
US Treasury Notes 1.125% 2/28/2027	3.63 to 4.57	85,938,000	81,869,373
US Treasury Notes 1.125% 2/29/2028	1.28 to 3.05	29,970,000	27,845,174
US Treasury Notes 1.125% 8/31/2028	2.95 to 4.65	129,007,000	118,248,017
US Treasury Notes 1.25% 11/30/2026	1.24 to 3.75	76,047,000	73,031,855
US Treasury Notes 1.25% 12/31/2026	1.61 to 4.30	85,700,000	82,138,094
US Treasury Notes 1.25% 3/31/2028	1.41 to 2.96	39,508,000	36,756,329
US Treasury Notes 1.25% 4/30/2028	3.55 to 4.18	26,499,000	24,604,735
US Treasury Notes 1.25% 5/31/2028	2.94 to 3.62	51,374,000	47,599,215
US Treasury Notes 1.25% 6/30/2028	3.04 to 4.16	147,635,000	136,498,938
US Treasury Notes 1.25% 8/15/2031	1.62 to 4.49	207,366,000	175,127,067
US Treasury Notes 1.25% 9/30/2028	3.65	3,038,000	2,789,620
US Treasury Notes 1.375% 10/31/2028	4.27	30,000,000	27,605,859
US Treasury Notes 1.375% 11/15/2031	3.04 to 3.44	58,246,000	49,186,016
US Treasury Notes 1.375% 12/31/2028	1.56	23,700,000	21,723,457
US Treasury Notes 1.375% 8/31/2026	3.99 to 4.10	132,600,000	128,306,039
US Treasury Notes 1.5% 1/31/2027	1.84 to 3.89	65,000,000	62,430,469
US Treasury Notes 1.5% 11/30/2028	3.09	42,500,000	39,201,269
US Treasury Notes 1.5% 2/15/2030	2.99 to 3.64	30,793,000	27,587,401
US Treasury Notes 1.5% 8/15/2026	1.93 to 4.06	102,770,000	99,678,872
US Treasury Notes 1.625% 10/31/2026	0.57 to 1.73	87,777,000	84,924,248
US Treasury Notes 1.625% 11/30/2026	1.12	9,625,000	9,295,645
US Treasury Notes 1.625% 5/15/2031	1.39 to 4.41	213,693,000	186,180,026
US Treasury Notes 1.625% 8/15/2029	2.67 to 4.34	121,862,000	111,270,479
US Treasury Notes 1.625% 9/30/2026	3.82 to 4.59	75,600,000	73,252,265
US Treasury Notes 1.75% 1/31/2029	2.00 to 4.20	76,700,000	71,106,293
US Treasury Notes 1.75% 11/15/2029	3.01 to 3.89	21,907,000	19,990,138
US Treasury Notes 1.75% 12/31/2026	3.64	39,400,000	38,051,781
US Treasury Notes 1.875% 2/15/2032	2.90 to 4.34	83,500,000	72,422,381
US Treasury Notes 1.875% 2/28/2027	3.07	28,700,000	27,701,105
US Treasury Notes 1.875% 2/28/2029	3.08	2,900,000	2,696,887
US Treasury Notes 1.875% 6/30/2026	3.27	30,005,000	29,297,070
US Treasury Notes 1.875% 7/31/2026	1.46 to 2.99	63,142,000	61,558,517
US Treasury Notes 2% 11/15/2026	0.49	30,050,000	29,198,975
US Treasury Notes 2.25% 11/15/2027	4.33	22,300,000	21,454,168
US Treasury Notes 2.25% 2/15/2027	2.40 to 3.18	44,880,000	43,623,009
US Treasury Notes 2.25% 8/15/2027	3.34	15,984,000	15,433,926
US Treasury Notes 2.375% 3/31/2029	4.11 to 4.23	87,300,000	82,553,063
US Treasury Notes 2.375% 4/30/2026	0.46	9,000	8,854
US Treasury Notes 2.375% 5/15/2027	0.55 to 2.98	7,901,000	7,673,538
US Treasury Notes 2.375% 5/15/2029	0.74 to 4.37	162,799,000	153,698,790
US Treasury Notes 2.5% 2/28/2026	0.72 to 2.46	2,000	1,973
US Treasury Notes 2.625% 2/15/2029	1.40 to 2.51	58,844,000	56,269,575
US Treasury Notes 2.625% 7/31/2029	3.56 to 3.75	29,600,000	28,135,031
US Treasury Notes 2.75% 2/15/2028	0.64 to 4.32	91,818,200	89,178,427
US Treasury Notes 2.75% 4/30/2027	2.94	21,100,000	20,647,504
US Treasury Notes 2.75% 5/31/2029	4.52	92,800,000	88,823,375
US Treasury Notes 2.75% 7/31/2027	4.10 to 4.50	30,800,000	30,074,516
US Treasury Notes 2.75% 8/15/2032	3.94 to 4.14	69,000,000	62,857,383
US Treasury Notes 2.875% 11/30/2025	3.96	9,200,000	9,134,809
US Treasury Notes 2.875% 4/30/2029	2.88 to 3.49	74,400,000	71,615,812
US Treasury Notes 2.875% 5/15/2028	3.03 to 4.46	52,785,000	51,331,351
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.10	126,700,000	116,841,156
US Treasury Notes 2.875% 8/15/2028	1.28 to 4.00	92,876,000	90,071,580
US Treasury Notes 3.125% 11/15/2028	2.49 to 2.88	26,503,000	25,849,742
US Treasury Notes 3.125% 8/31/2027	4.08	49,400,000	48,597,250
US Treasury Notes 3.125% 8/31/2029	4.48	29,133,900	28,217,775
US Treasury Notes 3.25% 6/30/2027	3.58	73,300,000	72,380,887
US Treasury Notes 3.25% 6/30/2029	3.08	34,300,000	33,430,441
US Treasury Notes 3.375% 5/15/2033	3.96 to 4.91	101,900,000	95,925,317
US Treasury Notes 3.5% 1/31/2030	3.60	47,900,000	46,970,067
US Treasury Notes 3.5% 2/15/2033	3.82 to 4.53	61,800,000	58,852,430
US Treasury Notes 3.625% 3/31/2030	4.31	6,500,000	6,401,738
US Treasury Notes 3.625% 9/30/2031	4.22	2,000,000	1,945,391
US Treasury Notes 3.75% 6/30/2030	4.08 to 4.26	72,300,000	71,520,516
US Treasury Notes 3.75% 8/15/2027	3.89	81,700,000	81,444,688
US Treasury Notes 3.875% 10/15/2027	4.12	900,000	899,754
US Treasury Notes 3.875% 11/30/2027	4.01	6,500,000	6,499,492
US Treasury Notes 3.875% 11/30/2029	3.99	2,100,000	2,093,438
US Treasury Notes 3.875% 12/31/2029	3.63 to 4.34	22,300,000	22,225,086
US Treasury Notes 3.875% 4/30/2030	3.96	35,600,000	35,458,156
US Treasury Notes 3.875% 8/15/2033	4.34 to 4.57	39,000,000	37,936,641
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	83,000,000	79,944,878
US Treasury Notes 3.875% 9/30/2029	4.08	4,900,000	4,887,176
US Treasury Notes 4% 1/15/2027	4.39	76,700,000	76,708,988
US Treasury Notes 4% 1/31/2029	3.90	1,400,000	1,404,320
US Treasury Notes 4% 1/31/2031	4.19 to 4.28	113,000,000	112,721,914
US Treasury Notes 4% 10/31/2029	4.12	11,200,000	11,225,813
US Treasury Notes 4% 2/15/2034	4.24 to 4.69	97,000,000	94,775,820
US Treasury Notes 4% 3/31/2030	3.95	32,700,000	32,756,203
US Treasury Notes 4% 4/30/2032	4.16	32,400,000	32,081,063
US Treasury Notes 4% 6/30/2028	4.41	15,400,000	15,460,156
US Treasury Notes 4% 7/31/2030	4.05 to 4.35	35,300,000	35,308,274
US Treasury Notes 4.125% 10/31/2029	4.15	16,400,000	16,518,516
US Treasury Notes 4.125% 10/31/2031	4.13	5,500,000	5,499,570
US Treasury Notes 4.125% 11/15/2027	3.89 to 4.11	52,900,000	53,193,430
US Treasury Notes 4.125% 11/15/2032	4.32 to 4.34	45,600,000	45,398,719
US Treasury Notes 4.125% 11/30/2029	3.69 to 4.08	64,800,000	65,288,531
US Treasury Notes 4.125% 2/15/2027	4.30	8,700,000	8,721,070
US Treasury Notes 4.125% 2/29/2032	3.92	36,600,000	36,537,094
US Treasury Notes 4.125% 3/31/2029	4.01	30,600,000	30,829,500
US Treasury Notes 4.125% 3/31/2032	4.08	37,700,000	37,623,422
US Treasury Notes 4.125% 9/30/2027	3.56 to 3.83	51,700,000	51,984,754
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	75,300,000	74,558,766
US Treasury Notes 4.25% 11/30/2026	4.15	8,120,000	8,147,595
US Treasury Notes 4.25% 12/31/2026	4.25	32,900,000	33,024,660
US Treasury Notes 4.25% 2/15/2028	3.76	42,000,000	42,404,170
US Treasury Notes 4.25% 2/28/2031	4.32	10,600,000	10,705,586
US Treasury Notes 4.25% 5/15/2035	4.39	25,500,000	25,213,125
US Treasury Notes 4.375% 1/31/2032	4.11 to 4.44	18,500,000	18,739,922
US Treasury Notes 4.375% 11/30/2030	3.87	21,500,000	21,860,293
US Treasury Notes 4.375% 12/15/2026	4.50	32,800,000	32,976,812
US Treasury Notes 4.375% 12/31/2029	4.39	17,600,000	17,908,000
US Treasury Notes 4.375% 5/15/2034	4.34 to 4.49	80,500,000	80,726,406
US Treasury Notes 4.5% 11/15/2033	4.07 to 4.34	74,000,000	75,104,219
US Treasury Notes 4.5% 12/31/2031	4.24 to 4.49	23,100,000	23,571,926
US Treasury Notes 4.5% 5/15/2027	4.68	3,000,000	3,032,109
US Treasury Notes 4.5% 5/31/2029	3.93	25,900,000	26,448,352
US Treasury Notes 4.625% 10/15/2026	4.06	25,700,000	25,897,769
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	74,000,000	75,365,722
US Treasury Notes 4.625% 4/30/2029	4.72	34,600,000	35,477,164
US Treasury Notes 4.625% 5/31/2031	4.29	1,200,000	1,234,172
US Treasury Notes 4.625% 9/30/2030	4.33	2,900,000	2,984,621
US Treasury Notes 4.875% 10/31/2030	4.06	26,300,000	27,379,738
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,108,651,002)			8,670,738,531

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.32	69,405,905	69,419,786
Fidelity Securities Lending Cash Central Fund (d)(e)	4.32	20,623,800	20,625,863
TOTAL MONEY MARKET FUNDS (Cost $90,045,649)			90,045,649

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,198,696,651)	8,760,784,180
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,435,579)
NET ASSETS - 100.0%	8,755,348,601

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,080,938	307,692,562	276,353,714	275,374	-	-	69,419,786	69,405,905	0.1%
Fidelity Securities Lending Cash Central Fund	20,724,788	182,027,163	182,126,088	5,461	-	-	20,625,863	20,623,800	0.1%
Total	58,805,726	489,719,725	458,479,802	280,835	-	-	90,045,649

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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